LEASES (Tables)	6 Months Ended
Jun. 30, 2026
LEASES
Schedule of operating lease right-of-use assets and lease obligations

	June 30,	December 31,
	2026	2025
	(Unaudited)
Assets
Operating lease right-of-use assets	$136,913	$212,324
Total	136,913	212,324

Liabilities
Operating lease liabilities, current	137,598	148,663
Operating lease liabilities, non-current	—	64,742
Total lease liabilities	$137,598	$213,405

Schedule of maturities of lease liabilities

Operating
Lease
As of June 30, 2026	(Unaudited)
From July 1, 2026 to June 30, 2027
Present Value of future minimum lease payments	$137,598
Less: Current obligations	(137,598)
Long term obligations	$—

Schedule of supplemental cash flow information related to leases

	For the Six Months Ended June 30
	2026	2025
	(Unaudited)	(Unaudited)
Operating cash outflows from operating lease	$77,115	$75,193